Stockholders' Equity (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity
6.STOCKHOLDERS' EQUITY
Common Stock Offerings
September 2018 Financing

On September 20, 2018, the Company entered into a Securities Purchase Agreement (the “September 2018 SPA”) with an accredited investor (the “Purchaser”) for net proceeds of approximately $1.1 million. Pursuant to the September 2018 SPA, the Company sold 4,600,000 shares of the Company’s common stock, at a purchase price of $0.27 per share and warrants to purchase up to 3,450,000 shares of common stock, exercisable beginning six months after issuance at an exercise price equal to $0.30 per share, in a private placement. In addition, the Company issued warrants to purchase up to 230,000 shares of common stock to H.C. Wainwright (the “September 2018 Placement Agent Warrants”). The September 2018 Placement Agent Warrants are exercisable beginning six months after issuance at an exercise price of $0.3375 per share, and expire five years from the initial exercise date. The Company also issued additional warrants to the Purchaser in an amount of 2,677,160 shares of common stock, exercisable beginning six months after issuance at an exercise price equal to $0.40 per share (all warrants issued to the Purchaser in the September 2018 SPA, the “September 2018 Warrants”). The September 2018 Warrants are exercisable for five years from the initial exercise date. It is explicitly stated in the Form of Warrant for both the September 2018 Warrants and the September 2018 Placement Agent Warrants that under no circumstances would the Company be required to net cash settle the warrants. In connection with the September 2018 SPA, the Purchaser agreed to enter into a voting agreement with the Company to vote all of their respective shares of the Company's capital stock in favor of the approval of the Merger Agreement.

The total initial $0.9 million fair value of the combined warrants was determined using the Black-Scholes option pricing model and was recorded to equity. The September 2018 Warrants and the September 2018 Placement Agent Warrants were classified as equity and valued using assumptions of an expected term of 5.5 years for each, a volatility of 107.3% for each, annual rate of dividends of 0% for each, and risk-free interest rates of 2.97% for each. Transaction costs of approximately $0.2 million were netted against the proceeds allocated to the common stock shares in equity.

In addition, pursuant to the terms of the September 2018 SPA, outstanding warrants to purchase up to 2,677,160 shares of common stock previously issued to and held by the Purchaser were cancelled at the closing, which occurred on September 24, 2018. The fair value of the exchange between the warrants previously issued and outstanding prior to the September 2018 SPA and those issued in replacement of those warrants was $0.6 million on the date of the modification, which resulted in a charge of $0.1 million to change in fair value of warrant liability on the condensed consolidated statements of operations.

June 2018 Warrant Amendment

On June 22, 2018, the Company entered into the Subscription Agreement Amendment with the Investors, which, among other things, removed the Investors’ preemptive rights with respect to future issuances of the Company's equity securities. Concurrently with the Subscription Agreement Amendment, the Company entered into the June 2018 Warrant Amendment with Sarissa Offshore regarding the 2015 and 2016 Warrants, pursuant to which the exercise price of the warrants was reduced from $0.71 to $0.42 per share. The amendment to the warrants resulted in a charge of approximately $17,000, which was recorded as amendment of equity classified warrants expense during the three months ended June 30, 2018.

March 2018 Warrant Amendment

In March 2018, the Company entered into the March 2018 Warrant Amendment with the holders of the 2015 and 2016 Warrants, which, among other things, (i) reduced the exercise price of the 2015 and 2016 Warrants from $8.80 to $0.71 per share, and (ii) amended certain provisions of the 2015 and 2016 Warrants such that they can no longer be net-cash settled. The fair value of the 2015 and 2016 Warrants on the date of the modification was $0.5 million, which resulted in a charge of $0.1 million to change in fair value of warrant liability on the condensed consolidated statements of operations, resulting in a total charge of $0.2 million for the three months ended March 31, 2018. Upon modification, the 2015 and 2016 Warrants were reclassified to stockholders’ equity.

April 2018 Financing & Warrant Amendment

On April 2, 2018, the Company completed the April 2018 Financing for net proceeds of approximately $2.9 million, after deducting placement agent fees and other estimated offering expenses for the sale. Pursuant to the agreement, the Company sold 7,100,000 of the Company’s 2018 Units. The April 2018 Warrants issued pursuant to the April 2018 Financing have an exercise price equal to $0.50 per share of common stock, and are only exercisable following the Company's announcement that it has received stockholder approval of the 2018 Charter Amendment and the effective date of the 2018 Charter Amendment. The April 2018 Warrants will expire five years from the date they are first exercisable. In addition, the Company issued the April 2018 Placement Agent Warrants to purchase up to 355,000 shares of common stock to H.C. Wainwright. The April 2018 Placement Agent Warrants are exercisable upon the announcement of the effectiveness of the 2018 Charter Amendment at an exercise price of $0.625 per share, and also expire five years from that date. It is explicitly stated in the Form of Warrant for both the April 2018 Warrants and the Placement Agent Warrants that under no circumstances may the shares be settled in cash.

The total initial $1.2 million fair value of the combined warrants was determined using the Black-Scholes option pricing model and was recorded to equity. The April 2018 Warrants and the April 2018 Placement Agent Warrants were classified as equity and valued using assumptions of expected terms of 5.12 years and 5.0 years, volatilities of 104.0% and 105%, respectively, annual rate of dividends of 0%, and risk-free interest rates of 2.55% for each. Transaction costs of approximately $0.7 million were netted against the proceeds allocated to the common stock shares in equity.

In connection with the April 2018 Financing, the Company entered into a warrant amendment with the holders of the Company’s warrants to purchase common stock of the Company, issued in the September 2017 Financing. See below for details.

September 2017 Financing

On September 10, 2017, the Company entered into the September 2017 SPA with certain accredited investors for net proceeds of approximately $3.1 million. Pursuant to the agreement, the Company sold 2,136,614 shares of the Company’s common stock at a purchase price of $1.73 per share, and the September 2017 Warrants. The September 2017 Warrants were exercisable upon closing, or on September 13, 2017, at an exercise price equal to $1.67 per share of common stock and are exercisable for two and one-half years from that date. In addition, the Company issued the September 2017 Placement Agent Warrants to H.C. Wainwright. The September 2017 Placement Agent Warrants were exercisable upon closing at an exercise price of $2.16 per share, and also expire two and one-half years from the closing date.

The standalone fair value of the combined warrants was determined using the Black-Scholes option pricing model and was recorded to equity. The September 2017 Warrants and the September 2017 Placement Agent Warrants were valued using assumptions of expected terms of 2.5 years for each, volatilities of 110.4% for each, annual rate of dividends of 0.0% for each, and risk-free interest rates of 1.38% for each. The terms of the warrants state that under no circumstance may the shares be net-cash settled. Therefore, the September 2017 Warrants and the September 2017 Placement Agent Warrants have been classified within stockholders’ equity. The total proceeds from the private placement were allocated to the common stock and warrants on a relative fair values basis, with $2.8 million attributed to the common stock and $0.9 million attributed to the warrants. Transaction costs of approximately $0.6 million were netted against the proceeds and allocated to the common stock shares in equity.

In connection with the April 2018 Financing, the Company entered in the April 2018 Warrant Amendment, which (i) reduced the exercise price of the September 2017 Warrants and the September 2017 Placement Agent Warrants to $0.60 per share (the closing price of the Company’s stock on March 27, 2018, the date of the amendment), and (ii) changed the date upon which such warrants become exercisable to the effective date of the 2018 Charter Amendment. The April 2018 Warrant Amendment resulted in a charge of approximately $0.1 million, which was recorded as amendment of equity classified warrants in the condensed consolidated statement of operations for the three months ended March 31, 2018.

April 2017 Financing & Warrant Amendment

On April 26, 2017, the Company completed the April 2017 Financing for net proceeds of approximately $5.9 million, after deducting the underwriting discounts and commissions and offering expenses payable by the Company. Pursuant to the underwriting agreement with H.C. Wainwright, the Company sold to H.C. Wainwright an aggregate of 5,030,000 of the Company’s 2017 Units. The April 2017 Warrants issued pursuant to the April 2017 Financing became exercisable only following the Company's announcement that it has received stockholder approval of the effectiveness of the 2017 Charter Amendment and the 2017 Charter Amendment had become effective. The April 2017 Warrants were exercisable upon the effective date of the 2017 Charter Amendment on May 17, 2017, expire five years from such date and have an exercise price $1.55 per share of common stock. In connection with this transaction, the Company also issued to H.C. Wainwright the 2017 Underwriter Warrants, which have substantially the same terms as the April 2017 Warrants, except that the 2017 Underwriter Warrants have a term of five years from April 20, 2017 and an exercise price of $1.75 per share. The terms of the April 2017 Warrants and the 2017 Underwriter Warrants state that under no circumstance may the shares be net-cash settled. Therefore, they have been classified within stockholders’ equity. The common shares, warrants and warrant shares were issued and sold pursuant to an effective registration statement on Form S-1, which was previously filed with the SEC and declared effective on April 20, 2017 (File No. 333-217036), and a related prospectus.

The total initial $2.9 million fair value of the combined warrants was determined using the Black-Scholes option pricing model and was recorded to equity. The warrants and Underwriter Warrants were valued using assumptions of expected terms of 5.06 and 5.0 years, respectively, volatilities of 88.3% and 88.7%, respectively, annual rate of dividends of 0.0% for each, and risk-free interest rates of 1.8% for each. Transaction costs of approximately $1.1 million were netted against the proceeds allocated to the common stock shares in equity.

Pursuant to the April 2017 Financing, the Company entered into the April 2017 Warrant Amendment with the holders of the Company’s September 2016 Warrants, issued in the September 2016 Financing. See below for details.

September 2016 Financing

In September 2016, the Company completed the September 2016 Financing, which was a registered direct offering of 1,082,402 shares of common stock at a purchase price of $3.45 per share with a group of investors.  Concurrently in a private placement, for each share of common stock purchased by each investor, such investor received from the Company an unregistered warrant to purchase three quarters of a share of common stock (the “2016 Private Placement Warrants”). Initially, the 2016 Private Placement Warrants had an exercise price of $4.50 per share, were exercisable beginning six months from the initial issuance date, and would expire five and a half years from the initial issuance date.  The aggregate gross proceeds from the sale of the common stock and warrants was approximately $3.7 million, and the net proceeds after deduction of commissions, fees and expenses was approximately $3.2 million. In connection with this transaction, the Company issued to the placement agent warrants to purchase up to 54,123 shares of common stock sold in this offering (the “2016 Placement Agent Warrants” and, together with the 2016 Private Placement Warrants, the “September 2016 Warrants”). The 2016 Placement Agent Warrants have substantially the same terms as the 2016 Private Placement Warrants, except that initially, the 2016 Placement Agent Warrants had an exercise price of $4.3125 per share and would expire five years from the initial issuance date. Initially, the September 2016 Warrants were accounted for as liabilities and fair-valued at the issuance date. Out of the total gross proceeds, $1.6 million was allocated to the 2016 Private Placement Warrants based on their fair value, and the rest was allocated to the common stock and recorded in equity. Also, in connection with the transaction, the Company incurred cash-based transaction costs of approximately $0.5 million and non-cash transaction costs of $0.1 million related to the fair value of the 2016 Placement Agent Warrants. These costs were allocated between the warrant liability and the equity based on their relative values at the issuance date. The transaction costs that were allocated to the warrant liability of approximately $0.3 million were expensed and included in other financing expenses on the condensed consolidated statements of operations and the transaction costs of approximately $0.4 million related to the common stock were netted against the proceeds allocated to the common stock shares in equity.

In connection with the April 2017 Financing, the Company entered into the April 2017 Warrant Amendment, which, among other things, (i) reduced the exercise price of the September 2016 Warrants to $1.55 per share (the exercise price of the April 2017 Warrants), (ii) amended the terms of the agreement so that the shares cannot be cash settled under any circumstance, and (iii) changed the date upon which such warrants became exercisable to the effective date of the Charter Amendment, or May 17, 2017. Based upon the amended terms of the agreement, the September 2016 Warrants were reclassified to stockholders’ equity at the time of the April 2017 Warrant Amendment. The fair value of the September 2016 Warrants on that date was $0.8 million, which resulted in a charge of $0.2 million to change in fair value of warrant liability on the condensed consolidated statements of operations before reclassification to stockholders’ equity during the second quarter of 2017.

July 2016 Aspire Common Stock Purchase Agreement

In July 2016, the Company and Aspire Capital entered into the Aspire Purchase Agreement, which provided that Aspire Capital was committed to purchase, if the Company chose to sell and at the Company’s discretion, an aggregate of up to $7.0 million of shares of the Company’s common stock over the 24-month term of the Aspire Purchase Agreement. The Aspire Purchase Agreement could have been terminated at any time by the Company by delivering notice to Aspire Capital. On the Aspire Closing Date, the Company delivered to Aspire Capital a commitment fee of 151,899 shares of the Company’s common stock at a value of $0.6 million, in consideration for Aspire Capital entering into the Aspire Purchase Agreement. Additionally, on the Aspire Closing Date, the Company sold 253,165 shares of the Company’s common stock to Aspire Capital for proceeds of $1.0 million. In connection with the transaction, the Company incurred cash transaction costs of approximately $0.1 million, which were netted against the proceeds in equity.

On any business day during the 24-month term of the Aspire Purchase Agreement, the Company had the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase up to 10,000 shares of the Company’s common stock per business day, subject to certain limitations. The Company and Aspire Capital could have mutually agreed to increase the number of shares that could have been sold pursuant to a Purchase Notice to as much as an additional 200,000 shares of the Company’s common stock per business day. The purchase price per share of the Company’s common stock sold to Aspire Capital pursuant to a Purchase Notice was equal to the lower of (i) the lowest sales price of the Company’s common stock on the purchase date or (ii) the average of the lowest three closing sales prices of the Company’s common stock for the twelve business days prior to the purchase date. Under the Aspire Purchase Agreement, the Company and Aspire Capital shall not effect any sales on any purchase date where the closing sale price of the Company’s common stock is less than $1.00.

Additionally, on any date on which (i) the Company submitted a Purchase Notice to Aspire Capital for at least 10,000 shares of the Company's common stock and (ii) the last closing trade price for the Company’s common stock was higher than $3.00, the Company had the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of the Company's common stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on the next business day (the “VWAP Purchase Date”), subject to certain limitations. The purchase price per share of the Company's common stock sold to Aspire Capital pursuant to a VWAP Purchase Notice shall be the lesser of (i) the closing sale price of the Company’s common stock on the VWAP Purchase Date or (ii) 97% of the volume weighted average price of the Company’s common stock traded on the VWAP Purchase Date, subject to certain limitations.

The Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register, under the Securities Act of 1933, as amended, the sale of the shares of the Company’s common stock that have been and may be issued to Aspire Capital under the Purchase Agreement.

Pursuant to the Aspire Purchase Agreement, in no case could the Company issue more than 1.2 million shares of the Company’s common stock (which is equal to approximately 19.99% of the Company’s common stock outstanding on the Aspire Closing Date) to Aspire Capital unless (i) the average price paid for all shares issued under the Aspire Purchase Agreement is at least $3.820 per share (a price equal to the most recent condensed consolidated closing bid price of the Company’s common stock prior to the execution of the Aspire Purchase Agreement) or (ii) the Company received stockholder approval to issue more shares to Aspire Capital. From the inception of the Aspire Purchase Agreement through its termination, the Company had issued a total of 0.5 million shares for gross proceeds of $1.2 million. Upon its termination, all of the reserve was available under the committed equity financing facility since the Company’s stock price was above $1.00, subject to SEC limitations under the Form S-3 Registration Statement. However, in connection with the September 2016, April 2017 and April 2018 Financings, the Company agreed to not make any further sales under the Aspire Purchase Agreement for a period of twelve months following the date of each financing.
January 2016 Financing
In January 2016, the Company entered into subscription agreements with certain purchasers pursuant to which it agreed to sell an aggregate of 1,136,364 shares of its common stock and warrants to purchase up to an additional 568,184 shares of its common stock to the purchasers for an aggregate offering price of $10.0 million, to take place in separate closings (the “January 2016 Financing”). Each share of common stock was sold at a price of $8.80 and included one half of a warrant to purchase a share of common stock. During the first closing in January 2016, the Company sold an aggregate of 252,842 shares and warrants to purchase up to 126,421 shares of common stock for gross proceeds of $2.2 million. The remaining shares and warrants were sold in a subsequent closing in March 2016 for gross proceeds of $7.8 million following stockholder approval at a special meeting on March 2, 2016. The aggregate net proceeds, after deduction of fees and expenses of approximately $0.4 million, were approximately $9.6 million.
The warrants issued in connection with the January 2016 financing (the “January 2016 Warrants”) occurred in separate closings in January 2016 and March 2016 and gave rights to purchase up to 568,184 total shares of the Company’s common stock at an exercise price of $8.80 per share. The total initial $4.8 million fair value of the warrants on their respective closing dates was determined using the Black-Scholes option pricing model and was recorded as the initial carrying value of the common stock warrant liabilities. The warrants issued in January 2016 and March 2016 were initially valued using assumptions of expected terms of 7.0 years, volatilities of 101.9% and 99.4%, respectively, annual rate of dividends of 0.0%, and risk-free interest rates of 1.6% and 1.4%, respectively. Fees and expenses of approximately $0.2 million were allocated to the warrant liability and expensed in Other Financing Costs. The remaining expenses were netted against the proceeds allocated to the common stock shares in equity. The fair value of these warrants is remeasured at each financial reporting period with any changes in fair value recognized as a change in fair value of warrant liability in the accompanying condensed consolidated statements of operations. These warrants became exercisable in July 2016 and September 2016 and have expiration dates of January 2023 and March 2023, respectively.
Pursuant to the January 2016 financing, the exercise price of warrants issued in connection with a financing in February 2015 were reduced from $18.20 per share to $8.80 per share. The modification to these warrants resulted in a charge to other financing costs of approximately $0.7 million in 2016. The exercise price of these warrants was further reduced in March 2018. See above for details.
Warrants
A summary of warrant activity during the nine months ended September 30, 2018 is as follows (in thousands):

	Common Shares Issuable upon Exercise	Weighted Average Exercise Price
Outstanding as of December 31, 2017	7,084	$3.91
Issued	10,262	$0.41
Exercised	(1,041)	$1.48
Cancelled	(3,210)	3.99
Outstanding as of September 30, 2018	13,095	$0.69
Exercisable as of September 30, 2018	6,738	$1.01
The following table shows the number of outstanding warrants by exercise price and date of expiration as of September 30, 2018 (in thousands):

Shares Issuable Upon Exercise	Exercise Price	Expiration Date
379	$0.60	March 2020
252	$1.75	April 2022
2,448	$1.55	May 2022
340	$0.42	January 2023
89	$0.71	January 2023
332	$0.42	March 2023
109	$0.71	March 2023
355	$0.63	March 2023
2,400	$0.50	May 2023
230	$0.338	March 2024
3,450	$0.30	March 2024
2,677	$0.40	March 2024
19	$12.90	October 2024
15	$16.40	July 2025
13,095

7.STOCKHOLDERS' EQUITY
Preferred Stock
The Company is authorized to issue 10.0 million shares of preferred stock, par value $0.001, of which 1.0 million shares are designated as Series A Junior Participating Preferred Stock, 800 are designated as Series B 8% Cumulative Convertible Preferred Stock, and 600 are designated as Series C 6% Cumulative Convertible Preferred Stock. No shares of preferred stock were outstanding as of December 31, 2017 or 2016.
Common Stock Offerings
September 2017 Financing
On September 10, 2017, the Company entered into the September 2017 SPA with certain investors for net proceeds of approximately $3.1 million. Pursuant to the agreement, the Company sold 2,136,614 shares of the Company’s common stock at a purchase price of $1.73 per share, and warrants to purchase up to 1,068,307 shares of common stock in a private placement. The warrants were exercisable upon closing, or on September 13, 2017, at an exercise price equal to $1.67 per share of common stock and are exercisable for two and one-half years from that date. In addition, the Company issued warrants to purchase up to 106,831 shares of common stock to H.C. Wainwright. The September 2017 Placement Agent Warrants were exercisable upon closing at an exercise price of $2.16 per share, and also expire two and one-half years from the closing date.
The standalone fair value of the combined warrants was determined using the Black-Scholes option pricing model and was recorded to equity. The warrants and September 2017 Placement Agent Warrants were valued using assumptions of expected terms of 2.5 for each, volatilities of 110.4% for each, annual rate of dividends of 0.0% for each, and risk-free interest rates of 1.38% for each. The terms of the warrants state that under no circumstance may the shares be settled in cash. Therefore, the warrants have been classified within stockholders’ equity. The total proceeds from the private placement were allocated to the common stock and warrants on a relative fair values basis, with $2.8 million attributed to the common stock and $0.9 million attributed to the warrants. Transaction costs of approximately $0.6 million were netted against the proceeds and allocated to the common stock shares in equity.
April 2017 Financing & Warrant Amendment
On April 26, 2017, the Company completed the April 2017 Financing for net proceeds of approximately $5.9 million, after deducting the underwriting discounts and commissions and offering expenses payable by the Company. Pursuant to the underwriting agreement with H.C. Wainwright, the Company sold to H.C. Wainwright an aggregate of 5,030,000 units. Each unit consisted of one share of common stock and one warrant to purchase 0.75 of a share of common stock, sold at a public offering price of $1.40 per unit. The warrants became exercisable only following the Company's announcement that it has received stockholder approval of the effectiveness of the Charter Amendment and the Charter Amendment had become effective. The warrants were exercisable upon the effective date of the Charter Amendment on May 17, 2017, expire five years from such date and have an exercise price $1.55 per share of common stock. In connection with this transaction, the Company issued to H.C. Wainwright warrants to purchase up to 251,500 shares of common stock. The Underwriter Warrants have substantially the same terms as the warrants sold concurrently to the investors in the offering, except that the Underwriter Warrants have a term of five years from April 20, 2017 and an exercise price of $1.75 per share. The terms of the warrants state that under no circumstance may the shares be settled in cash. Therefore, the warrants have been classified within stockholders’ equity. The common shares, warrants and warrant shares were issued and sold pursuant to an effective registration statement on Form S-1, which was previously filed with the SEC and declared effective on April 20, 2017, and a related prospectus.
The total initial $2.9 million fair value of the combined warrants was determined using the Black-Scholes option pricing model and was recorded to equity. The warrants and Underwriter Warrants were valued using assumptions of expected terms of 5.06 and 5.0 years, respectively, volatilities of 88.3% and 88.7%, respectively, annual rate of dividends of 0.0% for each, and risk-free interest rates of 1.8% for each. Transaction costs of approximately $1.1 million were netted against the proceeds allocated to the common stock shares in equity.
Pursuant to the April 2017 Financing, the Company entered into a warrant amendment with the holders of the Company’s warrants to purchase common stock of the Company, issued in the September 2016 Financing. See below for details.

September 2016 Financing
In September 2016, the Company completed the September 2016 Financing, which was a registered direct offering of 1,082,402 shares of common stock at a purchase price of $3.45 per share with a group of investors.  Concurrently in a private placement, for each share of common stock purchased by each investor, such investor received from the Company an unregistered warrant to purchase three quarters of a share of common stock (the “Private Placement Warrants”). Initially, the Private Placement Warrants had an exercise price of $4.50 per share, were exercisable six months from the initial issuance date, and would expire five and a half years from the initial issuance date. The aggregate gross proceeds from the sale of the common stock and warrants was approximately $3.7 million, and the net proceeds after deduction of commissions, fees and expenses was approximately $3.2 million. In connection with this transaction, the Company issued to the placement agent warrants to purchase up to 54,123 shares of common stock sold in this offering (the “Placement Agent Warrants”). The Placement Agent Warrants have substantially the same terms as the Private Placement Warrants, except that initially, the Placement Agent Warrants had an exercise price of $4.3125 per share and would expire five years from the initial issuance date. Initially, the Private Placement Warrants and the Placement Agent Warrants were accounted for as a liability and fair-valued at the issuance date. Out of the total gross proceeds, $1.6 million was allocated to the Private Placement Warrants based on their fair value, and the rest was allocated to the common stock and recorded in equity. Also, in connection with the transaction, the Company incurred cash-based transaction costs of approximately $0.5 million and non-cash transaction costs of $0.1 million related to the fair value of the Placement Agent Warrants. These costs were allocated between the warrant liability and equity based on their relative values at the issuance date. The transaction costs that were allocated to the warrant liability of approximately $0.3 million were expensed and included in other financing expenses on the consolidated statements of operations and the transaction costs of approximately $0.4 million related to the common stock were netted against the proceeds allocated to the common stock shares in equity.
In connection with the April 2017 Financing, the Private Placement Warrants and the Placement Agent Warrants were amended pursuant to which, among other things, (i) the exercise price of the warrants was reduced to $1.55 per share (the exercise price of the warrants sold in the April 2017 Financing), (ii) the terms of the agreement were amended so that the shares cannot be cash settled under any circumstance, and (iii) the date upon which such warrants became exercisable was changed to the effective date of the Charter Amendment, or May 17, 2017. Based upon the amended terms of the agreement, these warrants were reclassified to stockholders’ equity at the time of amendment, or April 20, 2017. The fair value of the warrants on that date was $0.8 million, which resulted in a charge of $0.2 million to change in fair value of warrant liability on the consolidated statements of operations before reclassification to stockholders’ equity during the second quarter of 2017.
July 2016 Aspire Common Stock Purchase Agreement
In July 2016, the Company and Aspire Capital entered into the Aspire Purchase Agreement, which provides that Aspire Capital is committed to purchase, if the Company chooses to sell and at the Company’s discretion, an aggregate of up to $7.0 million of shares of the Company’s common stock over the 24-month term of the Aspire Purchase Agreement. The Aspire Purchase Agreement can be terminated at any time by the Company by delivering notice to Aspire Capital. On the Aspire Closing Date, the Company delivered to Aspire Capital a commitment fee of 151,899 shares of the Company’s common stock at a value of $0.6 million, in consideration for Aspire Capital entering into the Aspire Purchase Agreement. Additionally, on the Aspire Closing Date, the Company sold 253,165 shares of the Company’s common stock to Aspire Capital for proceeds of $1.0 million. In connection with the transaction, the Company incurred cash transaction costs of approximately $0.1 million, which were netted against the proceeds in equity.
On any business day during the 24-month term of the Aspire Purchase Agreement, the Company has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase up to 10,000 shares of the Company’s common stock per business day, subject to certain limitations. The Company and Aspire Capital may mutually agree to increase the number of shares that may be sold pursuant to a Purchase Notice to as much as an additional 200,000 shares of the Company’s common stock per business day. The purchase price per share of the Company’s common stock sold to Aspire Capital pursuant to a Purchase Notice is equal to the lower of (i) the lowest sales price of the Company’s common stock on the purchase date or (ii) the average of the lowest three closing sales prices of the Company’s common stock for the twelve business days prior to the purchase date. Under the Aspire Purchase Agreement, the Company and Aspire Capital shall not effect any sales on any purchase date where the closing sale price of the Company’s common stock is less than $1.00.
Additionally, on any date on which (i) the Company submits a Purchase Notice to Aspire Capital for at least 10,000 shares of the Company's common stock and (ii) the last closing trade price for the Company’s common stock is higher than $3.00, the Company has the right, in its sole discretion, to present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of the Company's common stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on the next business day (the “VWAP Purchase Date”), subject to certain limitations. The purchase price per share of the Company's common stock sold to Aspire Capital pursuant to a VWAP Purchase Notice shall be the lesser of (i) the closing sale price of the Company’s common stock on the VWAP Purchase Date or (ii) 97% of the volume weighted average price of the Company’s common stock traded on the VWAP Purchase Date, subject to certain limitations.
The Company also entered into a registration rights agreement with Aspire Capital, in which the Company agreed to file one or more registration statements, as permissible and necessary to register, under the Securities Act of 1933, as amended, the sale of the shares of the Company’s common stock that have been and may be issued to Aspire Capital under the Purchase Agreement. The Company has filed with the SEC a prospectus supplement to the Company’s prospectus, dated August 25, 2014, filed as part of the Company’s effective $100.0 million shelf registration statement on Form S-3, registering all of the shares of common stock that may be offered and sold to Aspire Capital from time to time.
Pursuant to the Aspire Purchase Agreement, in no case may the Company issue more than 1.2 million shares of the Company’s common stock (which is equal to approximately 19.99% of the Company’s common stock outstanding on the Aspire Closing Date) to Aspire Capital unless (i) the average price paid for all shares issued under the Aspire Purchase Agreement is at least $3.820 per share (a price equal to the most recent consolidated closing bid price of the Company’s common stock prior to the execution of the Aspire Purchase Agreement) or (ii) the Company receives stockholder approval to issue more shares to Aspire Capital. Since the inception of the Aspire Purchase Agreement through December 31, 2017, the Company has issued a total of 0.5 million shares for gross proceeds of $1.2 million. As of February 26, 2018, all of the reserve was available under the committed equity financing facility since the Company’s stock price was above $1.00, subject to SEC limitations under the Form S-3 Registration Statement. However, in connection with the September 2016 and April 2017 Financings, the Company agreed to not make any further sales under the Aspire Purchase Agreement for a period of twelve months following the date of each financing.
January 2016 Financing
In January 2016, the Company entered into subscription agreements with certain purchasers pursuant to which it agreed to sell an aggregate of 1,136,364 shares of its common stock and warrants to purchase up to an additional 568,184 shares of its common stock to the purchasers for an aggregate offering price of $10.0 million, to take place in separate closings. Each share of common stock was sold at a price of $8.80 and included one half of a warrant to purchase a share of common stock. During the first closing in January 2016, the Company sold an aggregate of 252,842 shares and warrants to purchase up to 126,421 shares of common stock for gross proceeds of $2.2 million. The remaining shares and warrants were sold in a subsequent closing in March 2016 for gross proceeds of $7.8 million following stockholder approval at a special meeting on March 2, 2016. The aggregate net proceeds, after deduction of fees and expenses of approximately $0.4 million, were approximately $9.6 million.
The warrants issued in connection with the January 2016 financing (the “January 2016 Warrants”) occurred in separate closings in January 2016 and March 2016 and gave rights to purchase up to 568,184 total shares of the Company’s common stock at an exercise price of $8.80 per share. The total initial $4.8 million fair value of the warrants on their respective closing dates was determined using the Black-Scholes option pricing model and was recorded as the initial carrying value of the common stock warrant liabilities. The warrants issued in January 2016 and March 2016 were initially valued using assumptions of expected terms of 7.0 years, volatilities of 101.9% and 99.4%, respectively, annual rate of dividends of 0.0%, and risk-free interest rates of 1.6% and 1.4%, respectively. Fees and expenses of approximately $0.2 million were allocated to the warrant liability and expensed in Other Financing Costs. The remaining expenses were netted against the proceeds allocated to the common stock shares in equity. The fair value of these warrants is remeasured at each financial reporting period with any changes in fair value recognized as a change in fair value of warrant liability in the accompanying consolidated statements of operations. These warrants became exercisable in July 2016 and September 2016 and have expiration dates of January 2023 and March 2023, respectively.
Pursuant to the January 2016 financing, the exercise price of warrants issued in connection with a financing in February 2015 were reduced from $18.20 per share to $8.80 per share. The modification to these warrants resulted in a charge to other financing costs of approximately $0.7 million in 2016.
As of December 31, 2017, the total aggregate fair value of the warrant liability, which includes only the January 2016 Warrants and the February 2015 Warrants, was $0.7 million.
Warrants
A summary of warrant activity during the year ended December 31, 2017 is as follows (share amounts in thousands):

	Common Shares Issuable upon Exercise	Weighted Average Exercise Price
Outstanding at December 31, 2016	2,318	$15.19
Issued	5,199	$1.60
Exercised	(186)	$1.55
Cancelled	(247)	52.50
Outstanding as of December 31, 2017	7,084	$3.91
Exercisable as of December 31, 2017	7,084	$3.91
The following table shows the number of outstanding warrants by exercise price and date of expiration as of December 31, 2017 (share amounts in thousands):

Shares Issuable Upon Exercise	Exercise Price	Expiration Date
300	$34.00	May 2018
1,068	$1.67	March 2020
107	$2.16	March 2020
252	$1.75	April 2022
4,452	$1.55	May 2022
429	$8.80	January 2023
442	$8.80	March 2023
19	$12.90	October 2024
15	$16.40	July 2025
7,084